Income Taxes (Components of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, deferred tax adjustment percent			0.00%	11.00%	(75.10%)
Depreciation / property basis			$ (112.0)	$ (113.4)
Income taxes recoverable			25.0	11.0
Deferred Tax Liabilities, Regulatory Assets and Liabilities			(15.4)	(23.1)
Investment tax credit			0.5	0.7
Compensation and employee benefits			1.4	19.0
Intangibles			(0.3)	(0.4)
Long-term debt			(2.1)	(0.2)
Other			(13.2)	(7.1)
Net non-current liabilities	$ (119.0)		$ (116.1)	$ (113.5)
Estimated Annual Effective Income Tax Rate, Continuing Operations	(10.10%)	16.80%	21.00%	35.00%
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense				$ 3.5	$ (0.9)
Deferred tax assets related to state and local tax net operating loss carryforwards, net of related valuation allowances			$ 10.9	9.3
Deferred tax assets related to state and local net operating loss carryforwards, valuation allowances			$ 10.9	$ 9.3